Assets Classified as Held for Sale	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Assets Classified as Held for Sale
33	ASSETS CLASSIFIED AS HELD FOR SALE
The Group entered into agreements with China Aviation Supplies Co., Ltd. to dispose of certain flight equipment. The flight equipment with an aggregate carrying amount of
RMB6 million (2018:

RMB
11 million) has been recognized as assets classified as held for sale by the Group as at December 31, 2019, which are stated at the lower of their carrying amounts and their fair value less cost to sell.